Revenue	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Revenue

3. Revenue

The Company recognizes revenue from the sale of Phexxi in accordance with ASC 606, Revenue from Contracts with Customers (ASC 606). The provisions of ASC 606 require the following steps to determine revenue recognition: (1) identify the contract(s) with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when (or as) the entity satisfies a performance obligation.

In accordance with ASC 606, the Company recognizes revenue when its performance obligation is satisfied by transferring control of the product to a customer. In accordance with the Company’s contracts with customers, control of the product is transferred upon the conveyance of title, which occurs when the product is sold to and received by a customer. The Company’s customers are located in the United States and consist of wholesale distributors, retail pharmacies, and a mail-order specialty pharmacy. Payment terms typically range from 31 to 66 days, include prompt pay discounts, and vary by customer. Trade accounts receivable due to the Company from contracts with its customers are stated separately in the balance sheet, net of various allowances as described in the Trade Accounts Receivable policy in Note 2- Summary of Significant Accounting Policies to the 2022 Audited Financial Statements.

The amount of revenue recognized by the Company is equal to the amount of consideration that is expected to be received from the sale of product to its customers. Revenue is only recognized when the performance obligation is satisfied. To determine whether a significant reversal will occur in future periods, the Company assesses both the likelihood and magnitude of any such potential reversal of revenue.

Phexxi is sold to customers at the wholesale acquisition cost (WAC), or in some cases at a discount to WAC. However, the Company records product revenue, net of reserves for applicable variable consideration. These types of variable consideration reduce revenue and include the following:

●	Distribution services fees
●	Prompt pay and other discounts
●	Product returns
●	Chargebacks
●	Rebates
●	Patient support programs, including our co-pay programs

An estimate for variable consideration is made with each sale and is recorded in conjunction with the revenue being recognized. To calculate the variable consideration, the Company uses the expected value method. If the estimated amount is payable to a customer, it is recorded as a reduction to accounts receivable. If the estimated amount is payable to an entity other than a customer, it is recorded as a current liability. An estimated amount of variable consideration may differ from the actual amount. At each balance sheet date, these provisions are analyzed and adjustments are made if necessary. Any adjustments made to these provisions would also affect net product revenue and earnings.

In accordance with ASC 606, the Company must make significant judgments to determine the estimate for certain variable consideration. For example, the Company must estimate the percentage of end-users that will obtain the product through public insurance such as Medicaid or through private commercial insurance. To determine these estimates, the Company relies on historical sales data showing the amount of various end-user consumer types, inventory reports from the wholesale distributors and mail-order specialty pharmacy, and other relevant data reports. Because Phexxi was launched in September 2020, this historical data is limited. Due to limits on historical data, the Company has also used trend analysis and professional judgment in developing these estimates.

The specific considerations that the Company uses in estimating these amounts related to variable consideration are as follows:

Distribution services fees – The Company pays distribution service fees to its wholesale distributors and mail-order specialty pharmacy. These fees are a contractually fixed percentage of WAC and are calculated at the time of sale based on the purchase amount. The Company considers these fees to be separate from the customer’s purchase of the product, therefore, they are recorded in other current liabilities on the condensed consolidated balance sheet.

Prompt pay and other discounts – The Company incentivizes its customers to pay their invoices on time through prompt pay discounts. These discounts are an industry standard practice, and the Company offers a prompt pay discount to each wholesale distributor and retail pharmacy customer. The specific prompt pay terms vary by customer and are contractually fixed. Prompt pay discounts are typically taken by the Company’s customers, so an estimate of the discount is recorded at the time of sale based on the purchase amount. Prompt pay discount estimates are recorded as contra trade accounts receivable on the condensed consolidated balance sheet.

The Company may also give other discounts to its customers to incentivize purchases and promote customer loyalty. The terms of such discounts may vary by customer. These discounts reduce gross product revenue at the time the revenue is recognized.

Chargebacks – Certain government entities and covered entities (e.g. Veterans Administration, 340B covered entities) are able to purchase the product at a price discounted below WAC. The difference between the government or covered entity purchase price and the wholesale distributor purchase price of WAC will be charged back to the Company. The Company estimates the amount of each chargeback channel based on the expected number of claims in each channel and related chargeback that is associated with the revenue being recognized for product that remains in the distribution channel at the end of each reporting period. Estimated chargebacks are recorded as contra trade accounts receivable on the condensed consolidated balance sheet.

Rebates – The Company is subject to mandatory discount obligations under the Medicaid and Tricare programs. The rebate amounts for these programs are determined by statutory requirements or contractual arrangements. Rebates are owed after the product has been dispensed to an end user and the Company has been invoiced. Rebates for Medicaid and Tricare are typically invoiced in arrears. The Company estimates the amount in rebates based on the expected number of claims and related cost that is associated with the revenue being recognized for product that remains in the distribution channel at the end of each reporting period. Rebate estimates are recorded as other current liabilities on the condensed consolidated balance sheet.

Patient support programs – One type of patient support program the Company offers is a co-pay program to commercially insured patients whose insurance requires a co-pay to be made when filling their prescription. This is a voluntary program that is intended to provide financial assistance to patients meeting certain eligibility requirements. The Company estimates the amount of financial assistance for these programs based on the expected number of claims and related cost that is associated with the revenue being recognized for product that remains in the distribution channel at the end of each reporting period. Patient support programs estimates are recorded as other current liabilities on the condensed consolidated balance sheet.

Product returns – Customers have the right to return product that is within six months or less of the labeled expiration date or that is past the expiration date by no more than six months. Phexxi was commercially launched in September 2020. The Company uses historical sales and return data to estimate future product returns. Product return estimates are recorded as other current liabilities on the condensed consolidated balance sheet.

As of March 31, 2023 and December 31, 2022, the variable considerations discussed above were recorded in the condensed consolidated balance sheet and consisted of $0.2 million and $0.1 million, respectively, in contra trade accounts receivable and $3.1 million and $2.6 million, respectively, in other current liabilities.

3. Revenue

The Company recognizes revenue from the sale of Phexxi in accordance with ASC 606, Revenue from Contracts with Customers (ASC 606). The provisions of ASC 606 require the following steps to determine revenue recognition: (1) identify the contract(s) with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; (5) recognize revenue when (or as) the entity satisfies a performance obligation.

In accordance with ASC 606, the Company recognizes revenue when its performance obligation is satisfied by transferring control of the product to a customer. In accordance with the Company’s contracts with customers, control of the product is transferred upon the conveyance of title, which occurs when the product is sold to and received by a customer. The Company’s customers are located in the U.S. and consist of wholesale distributors, retail pharmacies, and a mail-order specialty pharmacy. Payment terms vary by customer, but typically range from 31 to 66 days and include prompt pay discounts. Trade accounts receivable due to the Company from contracts with its customers are stated separately in the balance sheet, net of various allowances as described in the Trade Accounts Receivable policy in Note 2- Summary of Significant Accounting Policies.

The amount of revenue recognized by the Company is equal to the amount of consideration that is expected to be received from the sale of product to its customers. Revenue is only recognized when the performance obligation is satisfied. To determine whether a significant reversal will occur in future periods, the Company assesses both the likelihood and magnitude of any such potential reversal of revenue.

Phexxi is sold to customers at the wholesale acquisition cost (WAC), or in some cases, at a discount to WAC. However, the Company records product revenue, net of reserves for applicable variable consideration. These types of variable consideration reduce revenue and include the following:

●	Distribution services fees
●	Prompt pay and other discounts
●	Product returns
●	Chargebacks
●	Rebates
●	Patient support programs, including our co-pay programs

An estimate for variable consideration is made with each sale and is recorded in conjunction with the revenue being recognized. To calculate the variable consideration, the Company uses the expected value method. If the estimated amount is payable to a customer, it is recorded as a reduction to accounts receivable. If the estimated amount is payable to an entity other than a customer, it is recorded as a current liability. An estimated amount of variable consideration may differ from the actual amount. At each balance sheet date, these provisions are analyzed and adjustments are made if necessary. Any adjustments made to these provisions would also affect net product revenue and earnings.

In accordance with ASC 606, the Company must make significant judgments to determine the estimate for certain variable consideration. For example, the Company must estimate the percentage of end-users that will obtain the product through public insurance, such as Medicaid, or through private commercial insurance. To determine these estimates, the Company relies on historical sales data showing the amount of various end-user consumer types, inventory reports from the wholesale distributors and mail-order specialty pharmacy, and other relevant data reports. Because Phexxi was launched in September 2020, this historical data is limited. Due to limits on historical data, the Company has also used trend analysis, industry data, and professional judgment in developing these estimates.

The specific considerations that the Company uses in estimating these amounts related to variable consideration are as follows:

Distribution services fees – The Company pays distribution service fees to its wholesale distributors and mail-order specialty pharmacy. These fees are a contractually fixed percentage of WAC and are calculated at the time of sale based on the purchase amount. The Company considers these fees to be separate from the customer’s purchase of the product, therefore, they are recorded in other current liabilities on the consolidated balance sheet.

Prompt pay and other discounts – The Company incentivizes its customers to pay their invoices on time through prompt pay discounts. These discounts are an industry standard practice, and the Company offers a prompt pay discount to each wholesale distributor and retail pharmacy customer. The specific prompt pay terms vary by customer and are contractually fixed. Prompt pay discounts are typically taken by the Company’s customers, so an estimate of the discount is recorded at the time of sale based on the purchase amount. Prompt pay discount estimates are recorded as contra trade accounts receivable on the consolidated balance sheet.

The Company may also give other discounts to its customers to incentivize purchases and promote customer loyalty. The terms of such discounts may vary by customer. These discounts reduce gross product revenue at the time the revenue is recognized.

Chargebacks – Certain government entities and covered entities (e.g. Veterans Administration, 340B covered entities) are able to purchase the product at a price discounted below WAC. The difference between the government or covered entity purchase price and the wholesale distributor purchase price of WAC will be charged back to the Company. The Company estimates the amount of each chargeback channel based on the expected number of claims in each channel and related chargeback that is associated with the revenue being recognized for product that remains in the distribution channel at the end of each reporting period. Estimated chargebacks are recorded as contra trade accounts receivable on the consolidated balance sheet.

Rebates – The Company is subject to mandatory discount obligations under the Medicaid and Tricare programs. The rebate amounts for these programs are determined by statutory requirements or contractual arrangements. Rebates are owed after the product has been dispensed to an end user and the Company has been invoiced. Rebates for Medicaid and Tricare are typically invoiced in arrears. The Company estimates the amount in rebates based on the expected number of claims and related cost that is associated with the revenue being recognized for product that remains in the distribution channel at the end of each reporting period. Rebate estimates are recorded as other current liabilities on the consolidated balance sheet.

Patient support programs – One type of patient support program the Company offers is a co-pay program to commercially insured patients whose insurance requires a co-pay to be made when filling their prescription. This is a voluntary program that is intended to provide financial assistance to patients meeting certain eligibility requirements. The Company estimates the amount of financial assistance for these programs based on the expected number of claims and related cost that is associated with the revenue being recognized for product that remains in the distribution channel at the end of each reporting period. Patient support programs estimates are recorded as other current liabilities on the consolidated balance sheet.

Product returns – Customers have the right to return product that is within six months or less of the labeled expiration date or that is past the expiration date by no more than six months. Phexxi was commercially launched in September 2020 and there have been minimal returns as of December 31, 2022. The Company uses historical sales and return data to estimate future product returns. Product return estimates are recorded as other current liabilities on the consolidated balance sheet.

The variable considerations discussed above were recorded in the consolidated balance sheet and consisted of $0.1 million in contra trade accounts receivable as of both December 31, 2022 and 2021 and $2.6 million and $2.2 million in other current liabilities as of December 31, 2022 and 2021, respectively.